Warrants Liabilities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrants Liabilities [Line Items]
Aggregate shares (in Shares)	11,110,000
Purchase of ordinary share (in Shares)	1
Exercise price	$ 11.5
Agreement payment terms	5 years
Price per warrant	$ 0.01
Exercise price per share	18
Ordinary shares per share	$ 0.05	$ 0.0799
Minimum [Member]
Warrants Liabilities [Line Items]
Trading days	20 days
Maximum [Member]
Warrants Liabilities [Line Items]
Trading days	30 days